Supplemental Financial Information Supplemental Financial Information (Tables)	12 Months Ended
Nov. 30, 2014
Supplemental Financial Information [Abstract]
Supplemental Financial Information
Supplemental information for the subsidiaries that were guarantor subsidiaries at November 30, 2014 was as follows:
Consolidating Balance Sheet November 30, 2014

(In thousands)	Lennar Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Lennar Homebuilding:
Cash and cash equivalents, restricted cash and receivables, net	$653,491	321,765	13,766	—	989,022
Inventories	—	7,517,261	219,339	—	7,736,600
Investments in unconsolidated entities	—	622,663	34,174	—	656,837
Other assets	159,564	385,143	120,591	7,291	672,589
Investments in subsidiaries	4,073,687	299,432	—	(4,373,119)	—
Intercompany	4,709,544	—	—	(4,709,544)	—
	9,596,286	9,146,264	387,870	(9,075,372)	10,055,048
Rialto real estate owned - held-and-used, net	—	—	255,795	—	255,795
Rialto all other assets	—	—	1,202,357	—	1,202,357
Lennar Financial Services	—	76,428	1,100,625	—	1,177,053
Lennar Multifamily	—	—	268,975	(961)	268,014
Total assets	$9,596,286	9,222,692	3,215,622	(9,076,333)	12,958,267
LIABILITIES AND EQUITY
Lennar Homebuilding:
Accounts payable and other liabilities	$447,104	748,991	79,699	—	1,275,794
Liabilities related to consolidated inventory not owned	—	45,028	—	—	45,028
Senior notes and other debts payable	4,322,162	287,700	80,351	—	4,690,213
Intercompany	—	4,350,505	359,039	(4,709,544)	—
	4,769,266	5,432,224	519,089	(4,709,544)	6,011,035
Rialto	—	—	747,044	—	747,044
Lennar Financial Services	—	28,705	861,608	6,330	896,643
Lennar Multifamily	—	—	52,243	—	52,243
Total liabilities	$4,769,266	5,460,929	2,179,984	(4,703,214)	7,706,965
Stockholders’ equity	4,827,020	3,761,763	611,356	(4,373,119)	4,827,020
Noncontrolling interests	—	—	424,282	—	424,282
Total equity	4,827,020	3,761,763	1,035,638	(4,373,119)	5,251,302
Total liabilities and equity	$9,596,286	9,222,692	3,215,622	(9,076,333)	12,958,267
Consolidating Balance Sheet November 30, 2013

(In thousands)	Lennar Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Lennar Homebuilding:
Cash and cash equivalents, restricted cash and receivables, net	$562,134	192,544	28,831	—	783,509
Inventories	—	6,498,094	102,954	—	6,601,048
Investments in unconsolidated entities	—	702,291	14,658	—	716,949
Other assets	116,657	534,726	88,010	9,236	748,629
Investments in subsidiaries	4,305,887	325,906	—	(4,631,793)	—
Intercompany	3,191,611	—	—	(3,191,611)	—
	8,176,289	8,253,561	234,453	(7,814,168)	8,850,135
Rialto real estate owned - held-and-used, net	—	—	428,989	—	428,989
Rialto all other assets	—	—	1,050,324	—	1,050,324
Lennar Financial Services	—	76,160	720,550	—	796,710
Lennar Multifamily	—	—	150,390	(3,301)	147,089
Total assets	$8,176,289	8,329,721	2,584,706	(7,817,469)	11,273,247
LIABILITIES AND EQUITY
Lennar Homebuilding:
Accounts payable and other liabilities	$302,558	622,790	58,948	—	984,296
Liabilities related to consolidated inventory not owned	—	384,876	—	—	384,876
Senior notes and other debts payable	3,704,830	400,044	89,558	—	4,194,432
Intercompany	—	3,065,003	126,608	(3,191,611)	—
	4,007,388	4,472,713	275,114	(3,191,611)	5,563,604
Rialto	—	—	497,008	—	497,008
Lennar Financial Services	—	30,045	507,659	5,935	543,639
Lennar Multifamily	—	—	41,526	—	41,526
Total liabilities	$4,007,388	4,502,758	1,321,307	(3,185,676)	6,645,777
Stockholders’ equity	4,168,901	3,826,963	804,830	(4,631,793)	4,168,901
Noncontrolling interests	—	—	458,569	—	458,569
Total equity	4,168,901	3,826,963	1,263,399	(4,631,793)	4,627,470
Total liabilities and equity	$8,176,289	8,329,721	2,584,706	(7,817,469)	11,273,247
Consolidating Statement of Operations Year Ended November 30, 2014

(In thousands)	Lennar Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Lennar Homebuilding	$—	7,023,678	1,452	—	7,025,130
Lennar Financial Services	—	161,145	315,123	(21,887)	454,381
Rialto	—	—	230,521	—	230,521
Lennar Multifamily	—	—	69,780	—	69,780
Total revenues	—	7,184,823	616,876	(21,887)	7,779,812
Cost and expenses:
Lennar Homebuilding	—	5,961,062	9,444	(8,477)	5,962,029
Lennar Financial Services	—	153,975	233,162	(12,894)	374,243
Rialto	—	—	249,114	—	249,114
Lennar Multifamily	—	—	95,227	—	95,227
Corporate general and administrative	172,099	—	—	5,062	177,161
Total costs and expenses	172,099	6,115,037	586,947	(16,309)	6,857,774
Lennar Homebuilding equity in earnings (loss) from unconsolidated entities	—	(4,140)	3,785	—	(355)
Lennar Homebuilding other income, net	254	4,726	2,762	(216)	7,526
Other interest expense	(5,794)	(36,551)	—	5,794	(36,551)
Rialto equity in earnings from unconsolidated entities	—	—	59,277	—	59,277
Rialto other income, net	—	—	3,395	—	3,395
Lennar Multifamily equity in earnings from unconsolidated entities	—	—	14,454	—	14,454
Earnings (loss) before income taxes	(177,639)	1,033,821	113,602	—	969,784
Benefit (provision) for income taxes	61,818	(357,277)	(45,632)	—	(341,091)
Equity in earnings from subsidiaries	754,737	39,691	—	(794,428)	—
Net earnings (including net loss attributable to noncontrolling interests)	638,916	716,235	67,970	(794,428)	628,693
Less: Net loss attributable to noncontrolling interests	—	—	(10,223)	—	(10,223)
Net earnings attributable to Lennar	$638,916	716,235	78,193	(794,428)	638,916
Comprehensive earnings attributable to Lennar	$638,916	716,235	78,193	(794,428)	638,916
Comprehensive loss attributable to noncontrolling interests	$—	—	(10,223)	—	(10,223)
Consolidating Statement of Operations Year Ended November 30, 2013

(In thousands)	Lennar Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Lennar Homebuilding	$—	5,317,890	37,057	—	5,354,947
Lennar Financial Services	—	162,939	285,474	(21,071)	427,342
Rialto	—	—	138,060	—	138,060
Lennar Multifamily	—	—	14,746	—	14,746
Total revenues	—	5,480,829	475,337	(21,071)	5,935,095
Cost and expenses:
Lennar Homebuilding	—	4,546,670	25,129	7,309	4,579,108
Lennar Financial Services	—	157,351	212,380	(28,175)	341,556
Rialto	—	—	151,072	—	151,072
Lennar Multifamily	—	—	31,463	—	31,463
Corporate general and administrative	140,999	—	—	5,061	146,060
Total costs and expenses	140,999	4,704,021	420,044	(15,805)	5,249,259
Lennar Homebuilding equity in earnings from unconsolidated entities	—	22,966	837	—	23,803
Lennar Homebuilding other income (expense), net	542	27,446	(138)	(504)	27,346
Other interest expense	(5,770)	(93,913)	—	5,770	(93,913)
Rialto equity in earnings from unconsolidated entities	—	—	22,353	—	22,353
Rialto other income, net	—	—	16,787	—	16,787
Lennar Multifamily equity in loss from unconsolidated entities	—	—	(271)	—	(271)
Earnings (loss) before income taxes	(146,227)	733,307	94,861	—	681,941
Benefit (provision) for income taxes	54,353	(204,940)	(26,428)	—	(177,015)
Equity in earnings from subsidiaries	571,548	44,980	—	(616,528)	—
Net earnings (including net earnings attributable to noncontrolling interests)	479,674	573,347	68,433	(616,528)	504,926
Less: Net earnings attributable to noncontrolling interests	—	—	25,252	—	25,252
Net earnings attributable to Lennar	$479,674	573,347	43,181	(616,528)	479,674
Comprehensive earnings attributable to Lennar	$479,674	573,347	43,181	(616,528)	479,674
Comprehensive earnings attributable to noncontrolling interests	$—	—	25,252	—	25,252
Consolidating Statement of Operations Year Ended November 30, 2012

(In thousands)	Lennar Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Lennar Homebuilding	$—	3,580,827	405	—	3,581,232
Lennar Financial Services	—	156,478	246,566	(18,426)	384,618
Rialto	—	—	138,856	—	138,856
Lennar Multifamily	—	—	426	—	426
Total revenues	—	3,737,305	386,253	(18,426)	4,105,132
Cost and expenses:
Lennar Homebuilding	—	3,201,036	15,872	(542)	3,216,366
Lennar Financial Services	—	151,455	165,419	(17,038)	299,836
Rialto	—	—	138,990	—	138,990
Lennar Multifamily	—	—	6,306	—	6,306
Corporate general and administrative	122,277	—	—	5,061	127,338
Total costs and expenses	122,277	3,352,491	326,587	(12,519)	3,788,836
Lennar Homebuilding equity in loss from unconsolidated entities	—	(26,153)	(519)	—	(26,672)
Lennar Homebuilding other income (expense), net	(90)	15,106	—	128	15,144
Other interest expense	(5,779)	(94,353)	—	5,779	(94,353)
Rialto equity in earnings from unconsolidated entities	—	—	41,483	—	41,483
Rialto other expense, net	—	—	(29,780)	—	(29,780)
Lennar Multifamily equity in loss from unconsolidated entities	—	—	(4)	—	(4)
Earnings (loss) before income taxes	(128,146)	279,414	70,846	—	222,114
Benefit (provision) for income taxes	20,711	455,844	(41,337)	—	435,218
Equity in earnings from subsidiaries	786,559	44,815	—	(831,374)	—
Net earnings (including net loss attributable to noncontrolling interests)	679,124	780,073	29,509	(831,374)	657,332
Less: Net loss attributable to noncontrolling interests	—	—	(21,792)	—	(21,792)
Net earnings attributable to Lennar	$679,124	780,073	51,301	(831,374)	679,124
Comprehensive earnings attributable to Lennar	$679,124	780,073	51,301	(831,374)	679,124
Comprehensive loss attributable to noncontrolling interests	$—	—	(21,792)	—	(21,792)
Consolidating Statement of Cash Flows Year Ended November 30, 2014

(In thousands)	Lennar Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Cash flows from operating activities:
Net earnings (including net loss attributable to noncontrolling interests)	$638,916	716,235	67,970	(794,428)	628,693
Distributions of earnings from guarantor and non-guarantor subsidiaries	754,737	39,691	—	(794,428)	—
Other adjustments to reconcile net earnings (including net loss attributable to noncontrolling interests) to net cash provided by (used in) operating activities	(583,119)	(1,108,430)	(520,060)	794,428	(1,417,181)
Net cash provided by (used in) operating activities	810,534	(352,504)	(452,090)	(794,428)	(788,488)
Cash flows from investing activities:
Distributions of capital from Lennar Homebuilding unconsolidated entities and (investments in and contributions to)	—	63,990	(8,040)	—	55,950
Distributions of capital from Rialto unconsolidated entities, net of investments in and contributions to	—	—	27,391	—	27,391
Distributions of capital from Lennar Multifamily unconsolidated entities, net of investments in and contributions to	—	—	36,182	—	36,182
Receipts of principal payments on Rialto loans receivable, net	—	—	24,019	—	24,019
Proceeds from sales of Rialto real estate owned	—	—	269,698	—	269,698
Proceeds from sale of operating properties	—	43,937	—	—	43,937
Other	(2,347)	19,027	(35,498)	—	(18,818)
Distributions of capital from guarantor and non-guarantor subsidiaries	232,200	65,200	—	(297,400)	—
Intercompany	(1,515,367)	—	—	1,515,367	—
Net cash provided by (used in) investing activities	(1,285,514)	192,154	313,752	1,217,967	438,359
Cash flows from financing activities:
Net borrowings under Lennar Financial Services debt	—	—	324,281	—	324,281
Net borrowings under Rialto warehouse repurchase facilities	—	—	65,254	—	65,254
Net proceeds from senior notes and structured notes	843,300	—	196,180	—	1,039,480
Redemption of senior notes	(250,000)	—	—	—	(250,000)
Principal repayments on Rialto notes payable	—	—	(75,879)	—	(75,879)
Net repayments on other borrowings	—	(241,539)	(23,750)	—	(265,289)
Exercise of land option contracts from an unconsolidated land investment venture	—	(1,540)	—	—	(1,540)
Net payments related to noncontrolling interests	—	—	(142,766)	—	(142,766)
Excess tax benefits from share-based awards	7,497	—	—	—	7,497
Common stock:
Issuances	13,599	—	—	—	13,599
Repurchases	(20,424)	—	—	—	(20,424)
Dividends	(32,775)	(781,435)	(310,393)	1,091,828	(32,775)
Intercompany	—	1,285,786	229,581	(1,515,367)	—
Net cash provided by financing activities	561,197	261,272	262,508	(423,539)	661,438
Net increase in cash and cash equivalents	86,217	100,922	124,170	—	311,309
Cash and cash equivalents at beginning of period	547,101	151,992	271,412	—	970,505
Cash and cash equivalents at end of period	$633,318	252,914	395,582	—	1,281,814
Consolidating Statement of Cash Flows Year Ended November 30, 2013

(In thousands)	Lennar Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Cash flows from operating activities:
Net earnings (including net earnings attributable to noncontrolling interests)	$479,674	573,347	68,433	(616,528)	504,926
Distributions of earnings from guarantor and non-guarantor subsidiaries	571,548	44,980	—	(616,528)	—
Other adjustments to reconcile net earnings (including net earnings attributable to noncontrolling interests) to net cash provided by (used in) operating activities	(555,792)	(1,322,939)	(50,437)	616,528	(1,312,640)
Net cash provided by (used in) operating activities	495,430	(704,612)	17,996	(616,528)	(807,714)
Cash flows from investing activities:
Distributions of capital from Lennar Homebuilding unconsolidated entities, net of investments in and contributions to	—	98,819	2,190	—	101,009
Investments in and contributions to Rialto unconsolidated entities, net of distributions of capital	—	—	(24,397)	—	(24,397)
Decrease in Rialto defeasance cash to retire notes payable	—	—	223,813	—	223,813
Receipts of principal payments on Rialto loans receivable, net	—	—	66,788	—	66,788
Proceeds from sales of Rialto real estate owned	—	—	239,215	—	239,215
Proceeds from sale of operating properties	—	—	140,564	—	140,564
Other	(233)	(46,230)	(11,280)	—	(57,743)
Intercompany	(1,333,932)	—	—	1,333,932	—
Net cash provided by (used in) investing activities	(1,334,165)	52,589	636,893	1,333,932	689,249
Cash flows from financing activities:
Net repayments under Lennar Financial Services debt	—	—	(83,828)	—	(83,828)
Net borrowings under Rialto warehouse repurchase facilities	—	—	76,017	—	76,017
Net proceeds from convertible and senior notes	494,329	—	—	—	494,329
Redemption of senior notes	(63,001)	(750)	—	—	(63,751)
Net proceeds from Rialto senior notes	—	—	242,736	—	242,736
Principal repayments on Rialto notes payable	—	—	(471,255)	—	(471,255)
Net repayments on other borrowings	—	(67,984)	(126,779)	—	(194,763)
Exercise of land option contracts from an unconsolidated land investment venture	—	(28,869)	—	—	(28,869)
Net payments related to noncontrolling interests	—	—	(193,419)	—	(193,419)
Excess tax benefits from share-based awards	10,148	—	—	—	10,148
Common stock:
Issuances	34,114	—	—	—	34,114
Repurchases	(12,320)	—	—	—	(12,320)
Dividends	(30,912)	(573,347)	(43,181)	616,528	(30,912)
Intercompany	—	1,283,156	50,776	(1,333,932)	—
Net cash provided by (used in) financing activities	432,358	612,206	(548,933)	(717,404)	(221,773)
Net increase (decrease) in cash and cash equivalents	(406,377)	(39,817)	105,956	—	(340,238)
Cash and cash equivalents at beginning of period	953,478	191,809	165,456	—	1,310,743
Cash and cash equivalents at end of period	$547,101	151,992	271,412	—	970,505
Consolidating Statement of Cash Flows Year Ended November 30, 2012

(In thousands)	Lennar Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Cash flows from operating activities:
Net earnings (including net loss attributable to noncontrolling interests)	$679,124	780,073	29,509	(831,374)	657,332
Distributions of earnings from guarantor and non-guarantor subsidiaries	318,998	44,815	—	(363,813)	—
Other adjustments to reconcile net earnings (including net loss attributable to noncontrolling interests) to net cash provided by (used in) operating activities	(783,282)	(940,544)	(189,528)	831,374	(1,081,980)
Net cash provided by (used in) operating activities	214,840	(115,656)	(160,019)	(363,813)	(424,648)
Cash flows from investing activities:
(Investments in and contributions to) and distributions of capital from Lennar Homebuilding unconsolidated entities	—	(37,657)	9,702	—	(27,955)
Distributions of capital from Rialto unconsolidated entities, net of investments and contributions to	—	—	39,813	—	39,813
Increase in Rialto defeasance cash to retire notes payable	—	—	(4,427)	—	(4,427)
Receipts of principal payments on Rialto loans receivable, net	—	—	81,648	—	81,648
Proceeds from sales of Rialto real estate owned	—	—	183,883	—	183,883
Other	(218)	3,720	(31,173)	—	(27,671)
Intercompany	(700,846)	—	—	700,846	—
Net cash provided by (used in) investing activities	(701,064)	(33,937)	279,446	700,846	245,291
Cash flows from financing activities:
Net borrowings (repayments) under Lennar Financial Services debt	—	(76)	47,936	—	47,860
Net proceeds from convertible and senior notes	790,882	—	—	—	790,882
Partial redemption of senior notes	(210,862)	—	—	—	(210,862)
Net repayments on other borrowings	—	(51,918)	(195,694)	—	(247,612)
Exercise of land option contracts from an unconsolidated land investment venture	—	(50,396)	—	—	(50,396)
Net receipts related to noncontrolling interests	—	—	1,179		1,179
Excess tax benefits from share-based awards	10,814	—	—	—	10,814
Common stock:
Issuances	32,174	—	—	—	32,174
Repurchases	(17,149)	—	—	—	(17,149)
Dividends	(30,394)	(312,512)	(51,301)	363,813	(30,394)
Intercompany	—	584,286	116,560	(700,846)	—
Net cash provided by (used in) financing activities	575,465	169,384	(81,320)	(337,033)	326,496
Net increase in cash and cash equivalents	89,241	19,791	38,107	—	147,139
Cash and cash equivalents at beginning of period	864,237	172,018	127,349	—	1,163,604
Cash and cash equivalents at end of period	$953,478	191,809	165,456	—	1,310,743